PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.0%
Asset-Backed Securities 4.3%
Collateralized Loan Obligations
Hayfin Kingsland Ltd. (Cayman Islands), Series 2018-09A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.022%(c)	04/28/31	3,750	$3,698,767
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	2.017(c)	07/15/31	1,000	981,444
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class B1, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	2.954(c)	09/01/31	750	751,878
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A2LR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.818(c)	10/18/31	2,500	2,481,963
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.168(c)	10/18/31	4,000	3,956,669

Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.427(c)	07/15/31	3,000	2,877,475

Total Asset-Backed Securities (cost $14,761,776)				14,748,196
Bank Loans 81.2%
Advertising 0.5%
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 5.250%	6.000(c)	10/28/27	700	692,562
Terrier Media Buyer, Inc.,
Term B-1 Loan, 1 Month LIBOR + 4.250%	4.396(c)	12/17/26	499	491,269
Term Loan, 1 Month LIBOR + 4.250%	4.396(c)	12/17/26	668	658,051
				1,841,882
Aerospace & Defense 0.6%
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 3 Month LIBOR + 3.500%	3.720(c)	04/06/26	937	871,136
2020 Specified Refinancing Term B-2 Facility, 3 Month LIBOR + 3.500%	3.720(c)	04/06/26	504	468,352

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Aerospace & Defense (cont’d.)

TransDigm, Inc., Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.396%(c)	12/09/25	720	$696,514
				2,036,002
Airlines 1.0%
American Airlines, Inc., 2020 Replacement Term Loan, 1 Month LIBOR + 1.750%	1.896(c)	01/29/27	700	586,075
Mileage Plus Holdings LLC, Initial Term Loan, 3 Month LIBOR + 5.250%	6.250(c)	06/20/27	1,800	1,853,460
Skymiles IP Ltd., Initial Term Loan, 3 Month LIBOR + 3.750%	4.750(c)	10/20/27	950	970,336
				3,409,871
Apparel 0.3%
Calceus Acquisition, Inc., Term Loan, 3 Month LIBOR + 5.500%^	5.733(c)	02/12/25	970	921,887
Auto Manufacturers 1.7%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.650(c)	11/06/24	5,759	5,721,885
Wabash National Corp., Initial Loan, 1 Month LIBOR + 3.250%	4.000(c)	09/28/27	125	124,219
				5,846,104
Auto Parts & Equipment 2.4%
Adient US LLC, Initial Term Loan, 1 - 3 Month LIBOR + 4.000%	4.441(c)	05/06/24	2,124	2,116,490
American Axle & Manufacturing, Inc., Tranche B Term Loan, 3 Month LIBOR + 2.250%	3.000(c)	04/06/24	1,994	1,951,720
Autokiniton US Holdings, Inc.,
2019 Term B Loan, 1 Month LIBOR + 5.750%^	5.896(c)	05/22/25	417	410,776
Closing Date Term B Loan, 1 Month LIBOR + 6.375%^	6.521(c)	05/22/25	396	390,010

Dana, Inc., Term Loan	—(p)	02/28/26	798	790,383

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Auto Parts & Equipment (cont’d.)

IXS Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 5.000%	6.000%(c)	03/05/27	822	$814,577
Superior Industries International, Inc., Replacement Term Loan, 1 Month LIBOR + 4.000%^	4.146(c)	05/22/24	823	806,603
Truck Hero, Inc., Term Loan, 1 Month LIBOR + 3.750%	3.896(c)	04/22/24	1,043	1,019,791
				8,300,350
Beverages 0.5%
Arctic Glacier USA, Inc., Specified Refinancing Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	03/20/24	1,875	1,614,844
Building Materials 1.4%
Acproducts, Inc., First Lien Initial Term Loan, 6 Month LIBOR + 6.500%	7.500(c)	08/18/25	691	702,771
Airxcel, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	4.646(c)	04/28/25	549	528,393
Second Lien Initial Term Loan, 1 Month LIBOR + 8.750%	8.896(c)	04/27/26	225	202,500

APi Group DE, Inc., 2020 Incremental Term Loan, 1 Month LIBOR + 2.750%	2.896(c)	10/01/26	775	760,469
CP Atlas Buyer, Inc.,
Initial Tranche B-1 Term Loan, 3 Month LIBOR + 4.500%	5.250(c)	11/23/27	619	617,667
Initial Tranche B-2 Term Loan, 3 Month LIBOR + 4.500%	5.250(c)	11/23/27	206	205,889

Ply Gem Midco, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	3.880(c)	04/12/25	1,984	1,967,124
				4,984,813
Chemicals 2.3%
Albaugh LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.500(c)	12/23/24	1,487	1,470,700

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals (cont’d.)
Colouroz Midco - Colouroz Investment 2 LLC, Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 4.250%	5.250%(c)	09/21/24	119	$89,133
Cyanco Intermediate 2 Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	3.646(c)	03/16/25	750	735,234
DuBois Chemicals Group, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%^	4.650(c)	09/30/26	1,748	1,690,689
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.141(c)	10/01/25	1,174	1,150,467
Perstorp Holding AB (Sweden), Facility B Loan, 6 Month LIBOR + 4.750%^	5.019(c)	02/26/26	979	868,448
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.233(c)	06/26/25	1,500	1,479,375
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	8.733(c)	06/26/26	359	348,230
				7,832,276
Commercial Services 5.5%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 3.000%	3.146(c)	04/11/25	1,784	1,757,178
Allied Universal Holdco LLC/Allied Universal Finance Corp., Initial Term Loan, 1 Month LIBOR + 4.250%	4.396(c)	07/10/26	499	495,128
Amentum Government Services Holdings LLC, Term Loan	—(p)	01/31/27	1,525	1,509,750
Financial & Risk Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	3.396(c)	10/01/25	6,845	6,792,179
IRI Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.250%	4.396(c)	12/01/25	1,315	1,294,414
PSC Industrial Holdings Corp., Term Loan (First Lien), 6 Month LIBOR + 3.750%	4.750(c)	10/11/24	2,019	1,931,013
St. George’s University Scholastic Services LLC (Canada), Term Loan, 1 Month LIBOR + 3.250%	3.400(c)	07/17/25	1,731	1,707,809
Syniverse Holdings, Inc., Tranche C Term Loan, 3 Month LIBOR + 5.000%	6.000(c)	03/09/23	793	683,599

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Commercial Services (cont’d.)
Travelport Finance SARL (Luxembourg), Term Loan, 3 Month LIBOR + 8.000%	9.000%(c)	02/28/25	271	$262,207
TruGreen LP, Second Refinancing Term Loan, 1 Month LIBOR + 4.000%^	4.750(c)	11/02/27	1,100	1,095,875
Tweddle Group, Inc., Effective Date Term Loan, 1 Month LIBOR + 4.500%^	5.500(c)	09/17/23	287	140,604
Verscend Holding Corp., Term B Loan, 1 Month LIBOR + 4.500%	4.646(c)	08/27/25	1,500	1,493,749
				19,163,505
Computers 4.7%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	5.146(c)	01/05/26	1,477	1,343,602
Everi Payments, Inc., Term Loan, 1 Month LIBOR + 10.500%^	11.500(c)	05/09/24	1,247	1,290,516
Imprivata, Inc., Term Loan	—(p)	11/24/27	925	918,062
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.896(c)	09/30/24	2,644	2,636,715
Neustar, Inc.,
First Lien Term Loan B4, 1 Month LIBOR + 3.500%	4.500(c)	08/08/24	2,030	1,931,900
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	9.000(c)	08/08/25	548	465,532

Peak 10 Holding Corp., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	3.720(c)	08/01/24	2,329	2,073,233
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%^	4.646(c)	10/31/25	1,764	1,649,598
Redstone Buyer LLC, Initial Term Loan, 2 Month LIBOR + 5.000%	6.000(c)	09/01/27	1,450	1,445,469
SonicWall US Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 0.224%	3.724(c)	05/16/25	1,442	1,399,444
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.224(c)	08/20/25	1,071	1,013,754
				16,167,825

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Diversified Financial Services 4.4%
Avolon TLB Borrower U.S. LLC (Ireland), Term Loan	— %(p)	12/01/27	2,500	$2,484,375
Blackhawk Network Holdings, Inc., First Lien Term Loan, 1 Month LIBOR + 3.000%	3.146(c)	06/16/25	1,543	1,468,609
Fly Willow Funding Ltd. (Cayman Islands), Term Loan, 2 - 3 Month LIBOR + 6.000%^	7.000(c)	10/08/25	1,300	1,244,750
GreenSky Holdings LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%^	3.438(c)	03/31/25	1,234	1,184,810
Tranche B-2 Term Loan, 1 Month LIBOR + 4.500%^	5.500(c)	03/31/25	723	705,108

Hudson River Trading LLC, 2020 Repriced Term Loans, 1 Month LIBOR + 3.000%	3.146(c)	02/18/27	1,875	1,857,398
Jefferies Finance LLC, 2020 Term Loan, 1 Month LIBOR + 3.750%^	4.500(c)	09/30/27	997	990,019
LiquidNet Holdings, Inc., Term Loan, 6 Month LIBOR + 3.250%^	4.250(c)	07/15/24	1,299	1,285,613
Ocwen Financial Corp., Term B-1 Loan, 1 Month LIBOR + 6.000%	7.000(c)	05/16/22	824	819,400
VFH Parent LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	3.141(c)	03/01/26	3,229	3,211,167
				15,251,249
Electric 1.2%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	1,359	1,288,261
PG&E Corp., New Term Loan, 3 Month LIBOR + 4.500%	5.500(c)	06/23/25	2,967	2,988,893
				4,277,154
Engineering & Construction 1.2%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	5.250(c)	06/21/24	1,290	1,238,522
Landry’s Finance Acquisition Co.,
2020 Buy Back Term Loan, 2 Month LIBOR + 12.000%^	13.000(c)	10/06/23	91	103,738
2020 Initial Term Loan, 3 Month LIBOR + 12.000%^	13.000(c)	10/06/23	1,109	1,270,262

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Engineering & Construction (cont’d.)

VM Consolidated, Inc., Term Loan	— %(p)	02/28/25	1,500	$1,473,750
				4,086,272
Entertainment 2.5%
Allen Media LLC, Initial Term Loan, 3 Month LIBOR + 5.500%^	5.720(c)	02/10/27	1,766	1,754,816
AMC Entertainment Holdings, Inc., Term B-1 Loan, 2 Month LIBOR + 3.000%	3.230(c)	04/22/26	746	562,084
CCM Merger, Inc., Term Loan	—(p)	11/04/25	725	719,562
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.000(c)	12/10/24	2,099	2,107,990
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.896(c)	08/14/24	1,996	1,922,140
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 1 Month LIBOR + 8.000%	9.000(c)	05/11/26	1,397	1,471,562
				8,538,154
Environmental Control 0.9%
GFL Environmental, Inc. (Canada), 2018 Incremental Term Loan, 3 Month LIBOR + 3.000%	4.000(c)	05/30/25	2,100	2,094,750
Packers Holdings LLC, Term Loan^	—(p)	12/04/24	925	920,375
				3,015,125
Foods 2.1%
CSM Bakery Solutions LLC, First Lien Term Loan Non-PIK, 3 Month LIBOR + 6.250%	7.250(c)	01/04/22	2,846	2,789,551
Dairyland USA Corp., 2020 Extended Term Loan, 1 Month LIBOR + 5.500%	5.650(c)	06/22/25	810	781,840

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Foods (cont’d.)
H-Food Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.688%	3.833%(c)	05/23/25	1,207	$1,179,832
Milk Specialties Co., New Term Loan, 1 Month LIBOR + 4.000%	5.000(c)	08/16/23	2,645	2,601,860
				7,353,083
Forest Products & Paper 0.1%
Pixelle Specialty Solutions LLC, Initial Term Loan, 1 Month LIBOR + 6.500%	7.500(c)	10/31/24	490	488,538
Hand/Machine Tools 0.1%
Alliance Laundry Systems LLC, Initial Term B Loan, 3 Month LIBOR + 3.500%	4.250(c)	10/08/27	375	373,906
Healthcare-Products 0.2%
Avantor Funding, Inc., Incremental B-4 Dollar Term Loan, 1 Month LIBOR + 2.500%	3.500(c)	11/08/27	825	823,969
Healthcare-Services 5.0%
Accelerated Health Systems LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	3.650(c)	10/31/25	901	873,604
Air Medical Group Holdings, Inc., 2017-2 New Term Loan, 6 Month LIBOR + 4.250%	5.250(c)	03/14/25	1,086	1,063,306
Alliance Healthcare Services, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.500(c)	10/24/23	1,040	934,565
Second Lien Initial Term Loan Non-PIK, 1 Month LIBOR + 11.000%	12.000(c)	04/24/24	825	367,125

ATI Holdings Acquisition, Inc., Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	05/10/23	762	727,841
BW NHHC Holdco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	5.220(c)	05/15/25	619	537,253
DentalCorp Perfect Smile ULC (Canada), Initial Term Loan, 1 Month LIBOR + 3.750%	4.750(c)	06/06/25	1,059	1,029,334
Envision Healthcare Corp., Initial Term Loan, 1 Month LIBOR + 3.750%	3.896(c)	10/10/25	760	620,048
Gentiva Health Services, Inc., New Term Loan B, 1 Month LIBOR + 3.250%	3.438(c)	07/02/25	1,422	1,412,345

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services (cont’d.)

LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	3.896%(c)	11/17/25	2,358	$2,325,370
Medical Solutions Holdings, Inc., Closing Date Term Loan (First Lien), 3 Month LIBOR + 4.500%^	5.500(c)	06/14/24	1,832	1,795,397
Phoenix Guarantor, Inc., Term Loan B, 1 Month LIBOR + 3.750%	4.250(c)	03/05/26	725	717,901
Radnet Management, Inc., Term B-1 Loan (First Lien), 3 Month LIBOR + 3.750%/PRIME + 2.750%	4.990(c)	06/30/23	1,043	1,037,864
Sound Inpatient Physicians, Inc., Second Lien Initial Loan, 1 Month LIBOR + 6.750%	6.896(c)	06/26/26	1,100	1,080,750
Surgery Center Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	4.250(c)	09/02/24	1,100	1,076,035
US Anesthesia Partners, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.000%	4.000(c)	06/24/24	915	883,892
Wink Holdco, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	4.000(c)	12/02/24	1,000	998,438
				17,481,068
Home Furnishings 0.3%
Weber-Stephen Products LLC, Initial Term B Loan, 1 Month LIBOR + 3.250%	4.000(c)	10/30/27	1,150	1,144,489
Household Products/Wares 0.2%
Diamond BC BV, Amendment No 1 Term Loan, 1 - 3 Month LIBOR + 5.000%^	6.000(c)	09/06/24	550	548,625
Insurance 0.4%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	6.646(c)	08/04/25	1,245	1,252,165

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Internet 0.6%
Go Daddy Operating Co. LLC, Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%	2.646%(c)	08/10/27	1,000	$993,958
MH Sub I LLC, 2020 June New Term Loan, 1 Month LIBOR + 3.750%	4.750(c)	09/13/24	948	937,201
				1,931,159
Investment Companies 0.2%
EIG Management Co. LLC, Initial Term Loan, 1 Month LIBOR + 3.750%^	4.500(c)	02/24/25	707	699,806
Iron/Steel 0.2%
Helix Acquisition Holdings, Inc., Amendment No 3 Incremental Term Loan, 3 Month LIBOR + 3.750%	3.970(c)	09/30/24	665	620,804
Leisure Time 0.7%
Alterra Mountain Co., First Lien Term Loan, 1 Month LIBOR + 4.500%	5.500(c)	08/01/26	997	993,386
Bombardier Recreational Products, Inc. (Canada), 2020 Incremental Term Loan, 3 Month LIBOR + 5.000%	6.000(c)	05/24/27	648	656,480
Recess Holdings, Inc., Initial Term Loan (First Lien), 3 - 6 Month LIBOR + 3.750%	4.750(c)	09/30/24	858	812,803
				2,462,669
Lodging 1.3%
Caesars Resort Collection LLC, Term B-1 Loan, 1 Month LIBOR + 4.500%	4.646(c)	07/21/25	1,275	1,261,339
Caesars Resort Collection LLC/CRC Finco, Inc., Term B Loan, 1 Month LIBOR + 2.750%	2.896(c)	12/23/24	2,045	1,972,972
CityCenter Holdings LLC, Refinancing Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	04/18/24	1,246	1,200,358
				4,434,669

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Machinery-Diversified 1.4%
CD&R Hydra Buyer, Inc., Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	9.000%(c)	04/30/26	300	$228,000
Douglas Dynamics LLC, 2020 Additional Term B Loan, 1 Month LIBOR + 3.750%^	4.750(c)	06/08/26	2,000	1,990,000
New VAC US LLC (Germany), Term B Loan, 3 Month LIBOR + 4.000%^	5.000(c)	03/08/25	1,609	1,190,475
Verticcal US Newco, Inc., Facility B Loan, 6 Month LIBOR + 4.250%	4.567(c)	07/30/27	1,600	1,595,000
				5,003,475
Media 3.4%
Beasley Mezzanine Holdings LLC, Initial Term Loan, 1 Month LIBOR + 4.250%	5.250(c)	11/01/23	843	703,671
CSC Holdings LLC, October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%	2.389(c)	01/15/26	2,719	2,644,806
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%^	3.400(c)	08/24/26	1,231	1,027,713
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	05/01/26	1,521	1,499,320
ION Media Networks, Inc., Term B-4 Loans, 1 Month LIBOR + 3.000%	3.188(c)	12/17/24	2,750	2,734,531
Meredith Corp., Tranche B-3 Term Loan, 3 Month LIBOR + 4.250%	5.250(c)	01/31/25	873	871,722
Univision Communications, Inc., 2020 Replacement New First-Lien Term Loans, 1 Month LIBOR + 3.750%	4.750(c)	03/16/26	2,197	2,173,838
				11,655,601
Metal Fabricate/Hardware 0.8%
Crosby US Acquisition Corp., First Lien Initial Term Loan, 1 Month LIBOR + 0.146%	4.896(c)	06/26/26	1,433	1,385,490
Dynacast International LLC, Term B-1 Loan (First Lien), 3 Month LIBOR + 3.250%	4.250(c)	01/28/22	1,566	1,471,778
				2,857,268

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Oil & Gas 1.5%
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)	9.000%(c)	06/24/24(d)	2,500	$1,762,500
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	8.000(c)	08/01/23	2,818	2,450,183
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%	6.000(c)	03/27/24	902	857,331
				5,070,014
Packaging & Containers 2.7%
Albea Beauty Holdings SARL (France), Facility B-2, 3 Month LIBOR + 3.000%^	4.000(c)	04/22/24	248	234,433
Charter NEX US, Inc., Term Loan	—(p)	11/24/27	1,950	1,947,562
Graham Packaging, Initial Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	08/04/27	2,300	2,296,166
Plaze, Inc., 2020 - 1 Additional Term Loan, 1 Month LIBOR + 4.250%	5.250(c)	08/03/26	925	909,391
Pregis Topco LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	3.896(c)	07/31/26	950	936,146
Pretium PKG Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	4.750(c)	11/05/27	775	771,125
Proampac PG Borrower LLC, 2020 Term Loan, 1 - 3 Month LIBOR + 4.000%^	5.000(c)	11/03/25	600	592,500
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%	2.896(c)	02/06/23	728	718,061
Tranche B-2 US Term Loan, 1 Month LIBOR + 3.250%	3.396(c)	02/05/26	625	614,062

Tosca Services LLC, New First Lien Term Loan, 1 Month LIBOR + 4.250%	5.250(c)	08/18/27	500	500,938
				9,520,384
Pharmaceuticals 3.7%
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	3.688(c)	05/04/25	2,828	2,734,883

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pharmaceuticals (cont’d.)
Arbor Pharmaceuticals LLC, Initial Term Loan, 3 Month LIBOR + 5.000%	6.000%(c)	07/05/23	2,066	$1,869,628
Endo Luxembourg Finance Co., Initial Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	04/29/24	1,694	1,642,392
Lannett Co., Inc., Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%	6.375(c)	11/25/22	2,155	2,100,888
Mallinckrodt International Finance SA, 2017 Term B Loan, 3 Month LIBOR + 2.750%	5.500(c)	09/24/24	2,281	2,134,415
Milano Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27	1,325	1,310,646
Packaging Coordinators Midco, Inc., Term Loan	—(p)	09/25/27	900	892,125
				12,684,977
Pipelines 0.5%
Prairie ECI Acquiror, LP, Initial Term Loan, 1 Month LIBOR + 4.750%	4.896(c)	03/11/26	1,716	1,604,359
Private Equity 0.6%
HarbourVest Partners, LP, Term Loan, 1 Month LIBOR + 2.250%^	2.391(c)	03/03/25	2,012	1,986,881
Real Estate 2.7%
ASP MCS Acquisition Corp., Term Loan, 3 Month LIBOR + 6.000%^	7.000(c)	10/02/25	70	62,934
Brookfield Property REIT, Inc., Initial Term B Loan, 1 Month LIBOR + 2.500%	2.646(c)	08/27/25	2,300	2,116,236
Brookfield Retail Holdings VII Sub LLC, Initial Term A-2 Loan, 1 Month LIBOR + 3.000%	3.146(c)	08/28/23	4,150	3,869,875
Cushman & Wakefield PLC, Replacement Term Loan, 1 Month LIBOR + 2.750%	2.896(c)	08/21/25	878	849,142
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 3 Month LIBOR + 3.750%	4.750(c)	01/30/24	2,611	2,360,800
2018 Refinancing Term C Facility, 3 Month LIBOR + 3.750%	4.750(c)	01/30/24	147	133,153
				9,392,140

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Real Estate Investment Trusts (REITs) 1.6%
Blackstone Mortgage Trust, Inc.,
Term B-2 Loan, 1 Month LIBOR + 4.750%^	5.750%(c)	04/23/26	748	$744,384
Term Loan, 1 Month LIBOR + 2.250%^	2.396(c)	04/23/26	1,707	1,646,869

Starwood Property Mortgage LLC, Incremental Term B-2 Dollar Loan, 3 Month LIBOR + 3.500%^	4.250(c)	07/27/26	1,400	1,393,000
VICI Properties 1 LLC, Term B Loan, 1 Month LIBOR + 1.750%	1.896(c)	12/20/24	1,800	1,752,075
				5,536,328
Retail 4.7%
Ashco LLC, Initial Term Loan, 3 Month LIBOR + 5.000%	5.750(c)	09/25/24	1,624	1,621,990
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	4.220(c)	02/07/25	1,522	1,491,324
Second Lien Facility, 3 Month LIBOR + 8.000%	9.000(c)	04/20/26	908	872,514

Floor and Decor Outlets of America, Inc., Incremental Term Loan B-1, 1 Month LIBOR + 4.000%^	5.000(c)	02/15/27	424	423,938
Harbor Freight Tools USA, Inc., 2020 Initial Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	10/19/27	1,558	1,545,600
Hoffmaster Group, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 4.000%	5.000(c)	11/21/23	839	719,890
IRB Holding Corp., Term Loan	—(p)	12/31/27	1,000	988,750
Men’s Wearhouse, Inc., Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%	4.250(c)	04/09/25	2,936	1,020,204
Neiman Marcus Group Ltd. LLC, Term Loan, 1 Month LIBOR + 1.200%	13.000(c)	09/25/25	1,825	1,914,237
Rough Country LLC, Term Loan (First Lien), 3 Month LIBOR + 3.750%	4.750(c)	05/25/25	800	779,500
Sally Holdings LLC, Term B-2 Loan^	4.500	07/05/24	766	762,626
Serta Simmons Bedding LLC, New Money Facility 2016, 1 Month LIBOR + 1.000%	8.500(c)	08/10/23	1,796	1,796,249

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail (cont’d.)

Staples, Inc., 2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%	5.214%(c)	04/16/26	1,003	$966,510
White Cap Buyer LLC, Initial Closing Date Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	10/19/27	1,300	1,287,697
				16,191,029
Semiconductors 0.2%
Allegro MicroSystems, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%^	4.500(c)	09/30/27	37	36,355
Natel Engineering Co., Inc., Initial Term Loan, 1 - 6 Month LIBOR + 5.000%	6.000(c)	04/30/26	742	648,773
				685,128
Software 9.0%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.250%	4.396(c)	10/02/25	3,991	3,942,010
Camelot Co. (Luxembourg), Amendment No 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000(c)	10/30/26	1,375	1,369,415
Championx Holding, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.250(c)	06/13/25	2,358	2,335,594
Dun & Bradstreet Corp. (The),
Term Loan B, 1 Month LIBOR + 3.750%	3.893(c)	02/06/26	1,691	1,679,988
Term Loan B, 1 Month LIBOR + 3.750%	3.893(c)	02/06/26	2,050	2,035,588

EagleView Technology Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%	3.733(c)	08/14/25	1,954	1,884,215
ECI Macola/Max Holding LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	11/09/27	275	272,508
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	7.500(c)	07/12/23	2,780	882,508
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	2,736	2,646,533
GlobalLogic Holdings, Inc., 2020 Incremental Term B-2 Loans, 1 Month LIBOR + 3.750%^	4.500(c)	09/14/27	625	623,437

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

Greeneden U.S. Holdings II LLC, Term Loan, 3 Month LIBOR + 4.000%	— %(p)	12/01/27	1,725	$1,717,729
Informatica LLC, Second Lien Initial Loan	7.125	02/25/25	650	659,750
MA FinanceCo LLC (United Kingdom), Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%	2.646(c)	06/21/24	106	102,804
Marcel Bidco LLC (Germany), Term Loan^	—(p)	12/31/27	825	818,812
Micro Holding Corp., Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	3.646(c)	09/13/24	1,258	1,230,812
Quest Software US Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%	4.464(c)	05/16/25	2,026	1,949,824
Rackspace Hosting, Inc., Term B Loan (First Lien), 2 - 3 Month LIBOR + 3.000%	4.000(c)	11/03/23	1,415	1,404,255
Seattle Escrow Borrower LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	2.900(c)	06/21/24	716	694,259
Software Luxembourg Acquisition SARL (Luxembourg),
Second Out Term Loan, 1 Month LIBOR + 7.500%^	8.500(c)	04/27/25	532	526,865
Senior Secured Term Loan, 1 Month LIBOR + 7.500%	8.500(c)	12/27/24	2,362	2,367,531
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.400(c)	03/03/28	425	426,063
Term Loan B-3, 1 Month LIBOR + 3.750%	3.900(c)	06/30/26	1,396	1,365,070

Ultimate Software Group, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 6.750%	7.500(c)	05/03/27	375	382,031
				31,317,601
Telecommunications 4.6%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	2.396(c)	03/15/27	3,126	3,054,468
Connect Finco SARL (United Kingdom), Initial Term Loan, 1 Month LIBOR + 4.500%	5.500(c)	12/12/26	1,050	1,048,031
Consolidated Communications Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	10/02/27	775	774,892
Delta Topco, Inc., Term Loan	—(p)	12/01/27	1,700	1,682,575

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Global Tel Link Corp.,
First Lien Term Loan, 1 Month LIBOR + 4.250%	4.396%(c)	11/29/25	1,575	$1,406,590
Second Lien Term Loan, 1 Month LIBOR + 8.250%^	8.396(c)	11/29/26	825	565,125

GTT Communications, Inc., Closing Date U.S. Term Loan, 3 Month LIBOR + 2.750%	2.970(c)	05/30/25	840	650,918
Hargray Communications Group, Inc., Initial Term Loan, 1 Month LIBOR + 3.000%	4.000(c)	05/16/24	435	430,738
MLN US HoldCo LLC, Term B Loan (First Lien), 1 Month LIBOR + 4.500%	4.641(c)	11/30/25	1,838	1,586,669
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	5.500(c)	11/01/24	1,506	1,336,737
West Corp., Incremental B1 Term Loan, 1 - 3 Month LIBOR + 3.500%	4.500(c)	10/10/24	1,471	1,388,966
Xplornet Communications, Inc. (Canada), Initial Term Loan, 1 Month LIBOR + 4.750%	4.896(c)	06/10/27	1,997	1,973,780
				15,899,489
Textiles 0.4%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month LIBOR + 3.750%	3.970(c)	12/12/25	1,619	1,414,316
Transportation 0.9%
Daseke Co., Inc., Replacement Term Loan, 1 Month LIBOR + 5.000%^	6.000(c)	02/27/24	1,887	1,867,917
Savage Enterprises LLC, First Lien Term Loan B, 1 Month LIBOR + 3.000%	3.150(c)	08/01/25	1,125	1,114,312
United Road Services, Inc., Initial Term Loan, 6 Month LIBOR + 5.750%^	6.750(c)	09/01/24	281	251,395
				3,233,624

Total Bank Loans (cost $290,100,426)				280,954,877

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 11.8%
Aerospace & Defense 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.150%	05/01/30	1,125	$1,325,353
Sr. Unsec’d. Notes	5.805	05/01/50	625	825,992
				2,151,345
Agriculture 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	700	708,750
Auto Manufacturers 0.2%
Ford Motor Co., Sr. Unsec’d. Notes	9.000	04/22/25	525	637,719
Banks 3.1%
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)	1,500	1,573,905
Jr. Sub. Notes, Series MM	4.300(ff)	–(rr)	1,670	1,691,964

Citigroup, Inc., Jr. Sub. Notes, Series V	4.700(ff)	–(rr)	550	561,222
JPMorgan Chase & Co., Jr. Sub. Notes, Series II	4.000(ff)	–(rr)	6,815	6,804,898
				10,631,989
Building Materials 0.4%
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	1,200	1,243,990
Chemicals 0.1%
W.R. Grace & Co.-Conn., Gtd. Notes, 144A	4.875	06/15/27	450	474,156
Entertainment 0.2%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	1,536	405,387
Sr. Sec’d. Notes, 144A	10.500	04/24/26	260	194,830
				600,217

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.1%
Tenet Healthcare Corp., Gtd. Notes, 144A	6.125%	10/01/28	375	$380,226
Home Builders 0.4%
Beazer Homes USA, Inc., Gtd. Notes	5.875	10/15/27	500	526,119
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25	775	807,475
				1,333,594
Lodging 0.3%
MGM Resorts International, Gtd. Notes	4.750	10/15/28	1,075	1,119,350
Media 0.5%
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27	3,075	1,763,576
Miscellaneous Manufacturing 0.7%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	450	402,443
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,450	2,087,917
				2,490,360
Oil & Gas 1.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	6,725	4,439
Antero Resources Corp.,
Gtd. Notes	5.125	12/01/22	1,275	1,203,222
Gtd. Notes	5.625	06/01/23	1,000	898,997

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	975	870,069
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26(d)	3,321	781,455
Gtd. Notes, 144A	7.375	05/15/24(d)	500	118,218

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	7.125%	02/01/27	1,775	$1,745,802
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	950	879,471
Gtd. Notes	5.000	03/15/23	97	94,694
				6,596,367
Pharmaceuticals 0.1%
Bausch Health Cos., Inc., Gtd. Notes, 144A	6.250	02/15/29	450	476,868
Real Estate Investment Trusts (REITs) 0.6%
Diversified Healthcare Trust, Gtd. Notes(a)	9.750	06/15/25	950	1,084,734
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250	08/01/26	487	507,579
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	5.875	10/01/28	500	528,125
				2,120,438
Retail 0.1%
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22(d)	300	4,257
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes (original cost $47,171; purchased 08/22/19)(f)	8.625	01/15/21(d)	63	10,089
Sr. Unsec’d. Notes (original cost $700,688; purchased 09/19/19-09/20/19)(f)	8.625	01/15/21(d)	925	134,816
				149,162
Telecommunications 2.3%
CenturyLink, Inc., Sr. Unsec’d. Notes, Series U	7.650	03/15/42	950	1,127,396

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Gtd. Notes, 144A	8.000%	12/31/26	242	$187,776
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	632	603,782
Sr. Sec’d. Notes, 144A	8.750	05/25/24	1,005	1,027,326
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	2,500	1,609,378
Sr. Unsec’d. Notes, 144A	6.000	04/15/21	125	80,433

Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes (original cost $2,618,813; purchased 11/20/19-02/19/20)(f)	5.500	08/01/23(d)	2,975	2,007,829
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	1,325	1,270,246
				7,914,166

Total Corporate Bonds (cost $48,106,891)				40,792,273

	Shares
Common Stocks 0.7%
Commercial Services & Supplies 0.0%
Tweddle Group, Inc.(original cost $2,705; purchased 09/17/18)*^(f)	2,705	27
Entertainment 0.0%
AMC Entertainment Holdings, Inc. (Class A Stock)(a)	6,702	28,618
Machinery 0.0%
North American Lifting Holdings, Inc.(original cost $27,375; purchased 10/16/20)*(f)	1,825	29,200
Oil, Gas & Consumable Fuels 0.0%
Southcross Energy Partners LP*^	118,773	11,877

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 0.1%
ASP MCS Acquisition Corp.(original cost $265,715; purchased 09/22/20)*^(f)	2,797	$265,715
Software 0.3%
SkillSoft Corp.(original cost $598,080; purchased 08/27/20)*^(f)	4,984	847,280
Specialty Retail 0.3%
Neiman Marcus Group Ltd. LLC*	18,276	1,187,940

Total Common Stocks (cost $905,752)		2,370,657
Preferred Stock 0.0%
Oil, Gas & Consumable Fuels
Southcross Energy Partners LP*^ (cost $198,921)	315,747	179,976

	Units
Warrants* 0.0%
Healthcare 0.0%
Alliance Healthcare Services, Inc., expiring 11/15/21(original cost $0; purchased 11/11/20)^(f)	303	—
Machinery 0.0%
North American Lifting Holdings, Inc.(original cost $0; purchased 10/16/20)^(f)	3,232	—

Total Warrants (cost $0)		—

Total Long-Term Investments (cost $354,073,766)		339,045,979

Shares
Short-Term Investments 8.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	25,817,641	25,817,641

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $3,565,710; includes $3,564,814 of cash collateral for securities on loan)(b)(w)	3,569,247	$3,567,819

Total Short-Term Investments (cost $29,383,351)		29,385,460

TOTAL INVESTMENTS 106.5% (cost $383,457,117)		368,431,439
Liabilities in excess of other assets(z) (6.5)%		(22,429,473)

Net Assets 100.0%		$346,001,966

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
OTC—Over-the-counter
PIK—Payment-in-Kind
REITs—Real Estate Investment Trust
SARL—Société à Responsabilité Limitée

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $40,603,934 and 11.74% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,486,722; cash collateral of $3,564,814 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $4,260,547. The aggregate value of $3,294,956 is 0.95% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	2 Year U.S. Treasury Notes	Mar. 2021	$2,208,516	$917
121	5 Year U.S. Treasury Notes	Mar. 2021	15,249,781	24,702
5	20 Year U.S. Treasury Bonds	Mar. 2021	874,531	(476)
				25,143
Short Positions:
233	10 Year U.S. Treasury Notes	Mar. 2021	32,194,048	(18,864)
12	30 Year U.S. Ultra Treasury Bonds	Mar. 2021	2,592,375	5,901
				(12,963)
				$12,180
Credit default swap agreements outstanding at November 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Alcentra CLO	12/21/20	1.000%(M)	144	1.000%	$132	$—	$132	Goldman Sachs International
Alcentra CLO	12/21/20	0.500%(M)	112	0.500%	51	—	51	Goldman Sachs International
AMMC CLO Ltd.	12/21/20	0.500%(M)	14	0.500%	6	—	6	Goldman Sachs International
Angelo Gordon CLO	12/21/20	0.500%(M)	28	*	13	—	13	Goldman Sachs International
AXA CLO	12/21/20	1.000%(M)	126	*	115	—	115	Goldman Sachs International

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Bain CLO	12/21/20	0.500%(M)	763	0.500%	$350	$—	$350	Goldman Sachs International
Bain CLO	12/21/20	0.500%(M)	561	*	257	—	257	Goldman Sachs International
Bardin Hill CLO	12/21/20	0.500%(M)	1,086	0.500%	498	—	498	Goldman Sachs International
Bardin Hill CLO	12/21/20	1.000%(M)	105	1.000%	97	—	97	Goldman Sachs International
Barings CLO	12/21/20	1.000%(M)	169	*	155	—	155	Goldman Sachs International
Black Diamond CLO	12/21/20	1.000%(M)	85	*	78	—	78	Goldman Sachs International
BlueMountain CLO	12/21/20	1.000%(M)	557	*	511	—	511	Goldman Sachs International
BlueMountain CLO	12/21/20	1.000%(M)	180	*	165	—	165	Goldman Sachs International
BlueMountain CLO	12/21/20	0.500%(M)	56	0.500%	26	—	26	Goldman Sachs International
Canyon CLO	12/21/20	0.500%(M)	92	0.500%	42	—	42	Goldman Sachs International
Carlson CLO	12/21/20	1.000%(M)	112	1.000%	103	—	103	Goldman Sachs International
Carlyle CLO	12/21/20	0.500%(M)	267	0.500%	122	—	122	Goldman Sachs International

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Carlyle CLO	12/21/20	1.000%(M)	38	1.000%	$34	$—	$34	Goldman Sachs International
Covenant	12/21/20	0.500%(M)	71	0.500%	33	—	33	Goldman Sachs International
Crescent CLO	12/21/20	1.000%(M)	167	1.000%	153	—	153	Goldman Sachs International
CSAM CLO	12/21/20	1.000%(M)	746	*	684	—	684	Goldman Sachs International
CSAM CLO	12/21/20	0.500%(M)	309	0.500%	142	—	142	Goldman Sachs International
CSAM CLO	12/21/20	1.000%(M)	20	*	18	—	18	Goldman Sachs International
DFG CLO	12/21/20	0.500%(M)	347	0.500%	159	—	159	Goldman Sachs International
DoubleLine	12/21/20	0.500%(M)	56	0.500%	26	—	26	Goldman Sachs International
Ellington CLO	12/21/20	1.000%(M)	334	1.000%	306	—	306	Goldman Sachs International
Ellington CLO	12/21/20	1.000%(M)	250	1.000%	229	—	229	Goldman Sachs International
Ellington CLO	12/21/20	1.000%(M)	142	1.000%	130	—	130	Goldman Sachs International
Fort Washington CLO	12/21/20	1.000%(M)	143	1.000%	131	—	131	Goldman Sachs International

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
HPS CLO	12/21/20	0.500%(M)	28	0.500%	$13	$—	$13	Goldman Sachs International
ICG CLO	12/21/20	0.500%(M)	428	0.500%	196	—	196	Goldman Sachs International
Jefferies CLO	12/21/20	1.000%(M)	400	*	366	—	366	Goldman Sachs International
LCM CLO	12/21/20	1.000%(M)	74	*	68	—	68	Goldman Sachs International
Loomis Sayles & Co. LP	12/21/20	0.500%(M)	33	*	3	—	3	Goldman Sachs International
Marathon Bancorp	12/21/20	0.500%(M)	49	0.500%	23	—	23	Goldman Sachs International
MJX CLO	12/21/20	1.000%(M)	248	1.000%	227	—	227	Goldman Sachs International
MJX CLO	12/21/20	1.000%(M)	108	1.000%	99	—	99	Goldman Sachs International
MJX CLO	12/21/20	1.000%(M)	75	1.000%	68	—	68	Goldman Sachs International
MJX CLO	12/21/20	0.500%(M)	35	0.500%	16	—	16	Goldman Sachs International
Neuberger Berman CLO Ltd.	12/21/20	0.500%(M)	250	0.500%	114	—	114	Goldman Sachs International
Och-Ziff CLO	12/21/20	1.000%(M)	586	1.000%	537	—	537	Goldman Sachs International

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Och-Ziff CLO	12/21/20	1.000%(M)	265	1.000%	$243	$—	$243	Goldman Sachs International
Octagon CLO	12/21/20	0.500%(M)	2,099	0.500%	962	—	962	Goldman Sachs International
ONEX CLO	12/21/20	0.500%(M)	602	0.500%	276	—	276	Goldman Sachs International
Palmer Square CLO	12/21/20	1.000%(M)	42	1.000%	38	—	38	Goldman Sachs International
Par-Four	12/21/20	0.500%(M)	787	0.500%	361	—	361	Goldman Sachs International
PineBridge CLO	12/21/20	0.500%(M)	45	0.500%	21	—	21	Goldman Sachs International
Pretium	12/21/20	0.500%(M)	3,386	0.500%	1,552	—	1,552	Goldman Sachs International
Providence CLO	12/21/20	1.000%(M)	122	1.000%	112	—	112	Goldman Sachs International
Providence CLO	12/21/20	1.000%(M)	96	1.000%	88	—	88	Goldman Sachs International
Saratoga CLO	12/21/20	0.500%(M)	2,209	0.500%	1,012	—	1,012	Goldman Sachs International
Saratoga CLO	12/21/20	1.000%(M)	257	*	235	—	235	Goldman Sachs International
Shenkman Capital	12/21/20	0.500%(M)	28	0.500%	13	—	13	Goldman Sachs International

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Sound Point CLO	12/21/20	1.000%(M)	198	*	$182	$—	$182	Goldman Sachs International
Sound Point CLO	12/21/20	0.500%(M)	67	*	31	—	31	Goldman Sachs International
Sound Point CLO Ltd.	12/21/20	1.000%(M)	213	*	196	—	196	Goldman Sachs International
Sound Point CLO Ltd.	12/21/20	1.000%(M)	154	1.000%	141	—	141	Goldman Sachs International
Symphony CLO	12/21/20	0.500%(M)	776	*	356	—	356	Goldman Sachs International
Symphony CLO	12/21/20	1.000%(M)	204	1.000%	187	—	187	Goldman Sachs International
TCW CLO	12/21/20	0.500%(M)	169	0.500%	77	—	77	Goldman Sachs International
THL CLO	12/21/20	1.000%(M)	370	1.000%	339	—	339	Goldman Sachs International
THL CLO	12/21/20	0.500%(M)	112	0.500%	51	—	51	Goldman Sachs International
THL CLO	12/21/20	0.500%(M)	66	*	30	—	30	Goldman Sachs International
TIAA CLO	12/21/20	1.000%(M)	61	*	56	—	56	Goldman Sachs International
Trimaran CLO	12/21/20	1.000%(M)	366	*	336	—	336	Goldman Sachs International

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
Credit default swap agreements outstanding at November 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Trimaran CLO	12/21/20	1.000%(M)	175	1.000%	$161	$—	$161	Goldman Sachs International
Trinitas CLO	12/21/20	0.500%(M)	140	*	64	—	64	Goldman Sachs International
Voya CLO	12/21/20	0.500%(M)	639	0.500%	293	—	293	Goldman Sachs International
WellFleet CLO	12/21/20	0.500%(M)	28	0.500%	13	—	13	Goldman Sachs International
Western Asset Management Co.	12/21/20	0.500%(M)	61	0.500%	28	—	28	Goldman Sachs International
					$13,950	$—	$13,950
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2020
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).